Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFG Funds, Inc.
Entity Central Index Key	0001014913
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	MFG Global Sustainable Fund
Class Name	Institutional Class
Trading Symbol	FMSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFG Global Sustainable Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://mfg-funds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://mfg-funds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$42	0.80%
[1]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Material Change Date	Jun. 30, 2025
Net Assets	$ 32,332,599
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$32,332,599
Number of Holdings	28
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Sectors	(%)
Financials	17.1%
Information Technology	17.1%
Consumer Discretionary	17.1%
Consumer Staples	16.3%
Communication Services	10.9%
Health Care	8.3%
Real Estate	4.0%
Utilities	3.0%
Industrials	2.0%
Cash & Other	4.2%

Top 10 Issuers	(%)
Microsoft Corp.	7.9%
Amazon.com, Inc.	7.6%
Nestle SA	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Mastercard, Inc.	4.7%
Meta Platforms, Inc.	4.4%
American Tower Corp.	4.0%
SAP SE	4.0%
Alphabet, Inc.	3.9%
Yum! Brands, Inc.	3.5%

Top Ten Countries	(%)
United States	66.0%
Germany	7.0%
Switzerland	6.0%
Taiwan, Province of China	5.2%
United Kingdom	4.9%
Netherlands	2.7%
Hong Kong	2.0%
Spain	2.0%
Cash & Other	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Fund Name Change
Effective October 31, 2025, the Fund’s name changed from Frontier MFG Global Sustainable Fund to MFG Global Sustainable Fund.
Investment Adviser and Subadviser Name Changes
Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.

Material Fund Change Name [Text Block]	Effective October 31, 2025, the Fund’s name changed from Frontier MFG Global Sustainable Fund to MFG Global Sustainable Fund.
Material Fund Change Adviser [Text Block]	Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Updated Prospectus Phone Number	888-825-2100
Updated Prospectus Web Address	https://mfg-funds.com/resources/
Service Class
Shareholder Report [Line Items]
Fund Name	MFG Global Sustainable Fund
Class Name	Service Class
Trading Symbol	FMSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFG Global Sustainable Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://mfg-funds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://mfg-funds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$47	0.90%
[2]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Material Change Date	Jun. 30, 2025
Net Assets	$ 32,332,599
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$32,332,599
Number of Holdings	28
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Sectors	(%)
Financials	17.1%
Information Technology	17.1%
Consumer Discretionary	17.1%
Consumer Staples	16.3%
Communication Services	10.9%
Health Care	8.3%
Real Estate	4.0%
Utilities	3.0%
Industrials	2.0%
Cash & Other	4.2%

Top 10 Issuers	(%)
Microsoft Corp.	7.9%
Amazon.com, Inc.	7.6%
Nestle SA	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Mastercard, Inc.	4.7%
Meta Platforms, Inc.	4.4%
American Tower Corp.	4.0%
SAP SE	4.0%
Alphabet, Inc.	3.9%
Yum! Brands, Inc.	3.5%

Top Ten Countries	(%)
United States	66.0%
Germany	7.0%
Switzerland	6.0%
Taiwan, Province of China	5.2%
United Kingdom	4.9%
Netherlands	2.7%
Hong Kong	2.0%
Spain	2.0%
Cash & Other	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Fund Name Change
Effective October 31, 2025, the Fund’s name changed from Frontier MFG Global Sustainable Fund to MFG Global Sustainable Fund.
Investment Adviser and Subadviser Name Changes
Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.

Material Fund Change Name [Text Block]	Effective October 31, 2025, the Fund’s name changed from Frontier MFG Global Sustainable Fund to MFG Global Sustainable Fund.
Material Fund Change Adviser [Text Block]	Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Updated Prospectus Phone Number	888-825-2100
Updated Prospectus Web Address	https://mfg-funds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	MFG Core Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	FMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFG Core Infrastructure Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://mfg-funds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://mfg-funds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$26	0.50%
[3]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Material Change Date	Jun. 30, 2025
Net Assets	$ 147,743,831
Holdings Count | $ / shares	90
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$147,743,831
Number of Holdings	90
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Sectors	(%)
Integrated Power	27.4%
Transmission & Distribution	20.5%
Toll Roads	12.0%
Airports	10.6%
Energy Infrastructure	8.2%
Communications	7.0%
Gas Utilities	6.6%
Water Utilities	5.5%
Cash & Other	2.2%

Top 10 Issuers	(%)
Aena SME SA	3.1%
Vinci SA	3.1%
Ferrovial SE	3.1%
National Grid PLC	3.1%
TC Energy Corp.	3.0%
Transurban Group	3.0%
Enbridge, Inc.	3.0%
Fortis, Inc.	2.9%
Hydro One Ltd.	2.6%
Cellnex Telecom SA	2.6%

Top Ten Countries	(%)
United States	38.6%
Canada	15.4%
Spain	10.3%
Italy	7.1%
United Kingdom	6.7%
France	5.7%
Australia	4.5%
Mexico	3.4%
Belgium	1.6%
Cash & Other	6.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Fund Name Change
Effective October 31, 2025, the Fund’s name changed from Frontier MFG Core Infrastructure Fund to MFG Core Infrastructure Fund.
Investment Adviser and Subadviser Name Changes
Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.

Material Fund Change Name [Text Block]	Effective October 31, 2025, the Fund’s name changed from Frontier MFG Core Infrastructure Fund to MFG Core Infrastructure Fund.
Material Fund Change Adviser [Text Block]	Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Updated Prospectus Phone Number	888-825-2100
Updated Prospectus Web Address	https://mfg-funds.com/resources/
Service Class
Shareholder Report [Line Items]
Fund Name	MFG Core Infrastructure Fund
Class Name	Service Class
Trading Symbol	FCIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFG Core Infrastructure Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://mfg-funds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://mfg-funds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$31	0.60%
[4]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Material Change Date	Jun. 30, 2025
Net Assets	$ 147,743,831
Holdings Count | $ / shares	90
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$147,743,831
Number of Holdings	90
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Sectors	(%)
Integrated Power	27.4%
Transmission & Distribution	20.5%
Toll Roads	12.0%
Airports	10.6%
Energy Infrastructure	8.2%
Communications	7.0%
Gas Utilities	6.6%
Water Utilities	5.5%
Cash & Other	2.2%

Top 10 Issuers	(%)
Aena SME SA	3.1%
Vinci SA	3.1%
Ferrovial SE	3.1%
National Grid PLC	3.1%
TC Energy Corp.	3.0%
Transurban Group	3.0%
Enbridge, Inc.	3.0%
Fortis, Inc.	2.9%
Hydro One Ltd.	2.6%
Cellnex Telecom SA	2.6%

Top Ten Countries	(%)
United States	38.6%
Canada	15.4%
Spain	10.3%
Italy	7.1%
United Kingdom	6.7%
France	5.7%
Australia	4.5%
Mexico	3.4%
Belgium	1.6%
Cash & Other	6.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Fund Name Change
Effective October 31, 2025, the Fund’s name changed from Frontier MFG Core Infrastructure Fund to MFG Core Infrastructure Fund.
Investment Adviser and Subadviser Name Changes
Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.

Material Fund Change Name [Text Block]	Effective October 31, 2025, the Fund’s name changed from Frontier MFG Core Infrastructure Fund to MFG Core Infrastructure Fund.
Material Fund Change Adviser [Text Block]	Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Updated Prospectus Phone Number	888-825-2100
Updated Prospectus Web Address	https://mfg-funds.com/resources/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized